Income Taxes - Schedule of Deferred Income Tax Assets Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued liabilities and other		$ 12,521	$ 14,006
Loans receivable and investments		151,725	3,696
Other		8,938	1,784
Share based payments		3,464	13,953
Credit carryforwards		973
Capital loss carryforward		64,875	43,488
Net operating loss carryforward		103,559	103,313
Total deferred tax assets		346,055	180,240
Deferred tax liabilities:
Deductible goodwill and other intangibles		(8,169)	(33,265)
State taxes		(12,515)	(5,051)
Depreciation		(5,479)	(2,983)
Other	$ (25,117)	(16,184)
Total deferred tax liabilities		(26,163)	(42,087)
Net deferred tax assets		319,892	138,153
Valuation allowance		(311,756)	(104,317)
Net deferred tax asset		8,136	33,836
Deferred tax assets, net		13,598	33,836
Deferred tax liabilities, net	$ (2,328)	(5,462)
Previously Reported [Member]
Deferred tax liabilities:
Other			(788)
Deferred tax liabilities, net		$ (5,462)